EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260


                                           June 15, 2004

Office of Filings, Information & Consumer Services
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  Eaton Vance Municipals Trust II (the "Registrant")
          1933 Act File No. 33-71320 on behalf of
          Eaton Vance High Yield Municipals Fund (the "Fund")

Ladies and Gentlemen:

     Pursuant to 497(e) under the Securities Act of 1933 and Regulation S-T, transmitted herewith for filing is a supplement dated June 15, 2004 to the prospectus of the Fund dated June 1, 2004. The Fund's prospectus was previously filed electronically with the Commission on May 27, 2004 (Accession No. 0000940354-03-000532). The supplement is in addition to any supplements to the Fund's current Prospectus previously filed with the Securities and Exchange Commission.

     If you have any questions concerning the foregoing, kindly call the undersigned at (617) 598-8305.

                                           Very truly yours,

                                           /s/ Linda K. Nishi
                                           --------------------------
                                           Linda K. Nishi
                                           Assistant Vice President